Document And Entity Information	Feb. 11, 2025
Document Information [Line Items]
Entity, Registrant Name	PAMT CORP
Document, Type	8-K
Document, Period End Date	Feb. 11, 2025
Entity, Incorporation, State or Country Code	NV
Entity, File Number	0-15057
Entity, Tax Identification Number	71-0633135
Entity, Address, Address Line One	297 West Henri De Tonti
Entity, Address, City or Town	Tontitown
Entity, Address, State or Province	AR
Entity, Address, Postal Zip Code	72770
City Area Code	479
Local Phone Number	361-9111
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $.01 par value
Trading Symbol	PAMT
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000798287